Shareholder Fees (Vanguard Long-Term Tax-Exempt Fund Retail)	Vanguard Long-Term Tax-Exempt Fund Vanguard Long-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Long-Term Tax-Exempt Fund Vanguard Long-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20